Retirement benefit plan, Changes in Fair Value of Plan Assets (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in fair value of plan assets [Abstract]
Interest income	SFr 133	SFr 65	SFr 55
Employer's contributions	859	693	590
Fair Value of Plan Assets [Member]
Changes in fair value of plan assets [Abstract]
Fair value of plan assets, beginning of period	12,277	9,352	7,798
Interest income	133	65	55
Employees' contributions	756	621	528
Employer's contributions	859	693	590
Benefits deposited	3,382	1,710	426
Return on plan assets excluding interest income	1,732	(164)	(45)
Fair value of plan assets, end of period	19,139	SFr 12,277	SFr 9,352
Expected contribution by employer to be paid to post-retirement benefit plans	SFr 930